Rule 497(d)
                                                      Registration No. 333-52792




                         THE PINNACLE FAMILY OF TRUSTS,
                          INDUSTRIAL TRUST SERIES VIII



                 Supplement to Prospectus dated January 19, 2001

On January 31, 2001, El Paso Energy Corporation (EPG) acquired Coastal Corporation (CGP). The Trust will no longer maintain a position in either CGP or EPG, and has increased its percentage holdings in the remaining companies in its portfolio.